Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value
June 30, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$325,243,799	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$—	$845,000	$—
Derivative warrant liabilities — Private placement warrants	$—	$552,500	$—

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$325,028,452	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities — Private placement warrants	$—	$2,507,500	$—

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund	$325,028,452	$—	$—

Liabilities:
Derivative warrant liabilities — Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities — Private placement warrants	$—	$2,507,500	$—

Schedule of change in fair value of derivative warrant liabilities

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at March 31, 2021	$14,405,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	—

Derivative warrant liabilities at June 30, 2021	$—

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at December 31, 2021	$—